Stockholders' Equity (Details 1) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Options, Outstanding, Beginning Balance	0	345,000	267,125
Options, Granted	267,125	0	105,500
Options, Canceled	0	0	0
Options, Exercised	0	0	0
Options, Expired/Forfeited	0	(125)	(27,625)
Options, Outstanding, Ending Balance	267,125	344,875	345,000
Options, Exercisable		214,233	174,858
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0	$ 4.54	$ 5.00
Weighted-Average Exercise Price, Granted	$ 5.00	$ 0	$ 3.00
Weighted-Average Exercise Price Canceled	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Exercised	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Expired/Forfeited	$ 0	$ 0	$ (3.06)
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 5.00	$ 4.55	$ 4.54
Weighted-Average Exercise Price, Exercisable		$ 4.63	$ 5.00